Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current
Trade payable with suppliers	$ 6,695	$ 9,162
Total non-current trade payables	6,695	9,162
Current
Trade payables with suppliers	113,363	146,907
Trade payables with related parties (Note 27)	2,879	3,945
Total current trade payables	$ 116,242	$ 150,852